Employee Benefit Costs - Summary of Employee Benefit Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Wages and salaries	£ 2,629	£ 2,424	£ 2,263
Social security costs	240	218	219
Other pension and retirement benefit costs	166	115	108
Share-based payments - equity and cash-settled	90	74	74
Employee benefit costs	£ 3,125	£ 2,831	£ 2,664